Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of composition
	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Current	-	804	2,166
For previous year	11,404	-	-
Deferred	(160)	2,216	2,236

	11,244	3,020	4,402

Schedule of reconciliation between the income tax expenses computed on the pretax income at the ordinary tax rates applicable for the theoretical tax and the tax amount
	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Profit (loss) before income taxes	(237,534)	(316,961)	(366,751)

Israeli company’s statutory tax rate (%)	24	25	26.5

The theoretical tax	(57,008)	(79,241)	(97,189)
Differences in tax burden in respect of:
Exempt income, net of unrecognized expenses	11,139	673	9,991
Prior-year losses for which deferred taxes had not previously been recorded, including utilization	(940)	(2,873)	(17,805)
Losses and other timing differences for which deferred taxes had not been recorded	39,272	60,545	104,115
The effect of different measurement principles applied for the financial statements and those applied for income tax purposes (including exchange differences)	5,330	(1,493)	7,457
Differences in tax rates on income of foreign subsidiaries	(2,034)	11,830	(13,916)
The Group’s share in results of associated companies	4,849	13,579	11,620
Taxes for prior years	11,404	-	-
Other differences, net	(768)	-	129

	11,244	3,020	4,402

Schedule of carry forward losses and deductions
December 31
2017
(in thousand NIS)

2018	3,339
2019	26,157
2020	47,601
2021 and thereafter	805,601

882,698

Schedule of deferred income taxes
	Year ended December 31, 2017
	Balance as of January 1, 2017	Charge to profit and loss account	Deconsolidation (*)	Foreign currency translation adjustments	Balance as of December 31, 2017
	NIS in thousands

Differences between book value of property, plant and equipment and value for income tax purposes	(92,472)	-	92,472	-	-
Temporary difference associated with investment in subsidiaries	(7,216)	7,216	-	-	-
Timing differences - income and expenses	(8,654)	1,880	-	291	(6,483)
Carry forward tax losses and deductions	15,400	(8,936)	-	19	6,483

Net deferred taxes	(92,942)	160	92,472	310	-

(*) See Note 19.

	Year ended December 31, 2016
	Balance as of January 1, 2016	Charge to profit and loss account	Charged to revaluation reserve	Foreign currency translation adjustments	Balance as of December 31, 2016
	NIS in thousands

Differences between book value of property, plant and equipment and value for income tax purposes	(82,990)	1,319	(17,046)	6,245	(92,472)
Temporary difference associated with investment in subsidiaries	-	(7,216)	-	-	(7,216)
Timing differences - income and expenses	(15,969)	6,721	(319)	913	(8,654)
Carry forward tax losses and deductions	17,900	(425)	-	(2,075)	15,400

Net deferred taxes	(81,059)	399	(17,365)	5,083	(92,942)

Schedule of deferred tax assets
	December 31,
	2017	2016
	NIS in thousands

Timing differences - income and expenses	1,429	1,602
Carry forward tax losses and deductions	271,542	270,882

	272,971	272,484